Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of Group's operating leases mainly related to offices facilities

	December 31, 2022	December 31, 2023
	RMB	RMB
Operating lease ROU assets	25,116	13,990
Operating lease liabilities, non-current	(8,195)	(3,936)
Operating lease liabilities, current	(18,372)	(10,351)
Total operating lease liabilities	(26,567)	(14,287)
Weighted average remaining lease term	1.7 years	1.5 years
Weighted average discount rate	6.3%	5.7%

Summary of components of lease cost and supplemental cash flow information

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	10,329	17,284	16,903
Short-term lease cost	9,353	10,974	12,895
Total lease cost	19,682	28,258	29,798

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash payments for operating leases	9,786	17,910	18,257
Right-of-use assets obtained in exchange for operating lease liabilities	34,988	13,505	6,127

Summary of maturity of operating lease liabilities

RMB
2024	10,838
2025	3,150
2026	898
Total future lease payments	14,886
Impact of discounting remaining lease payments	(599)
Total lease liabilities	14,287